Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 29, 2011
Ivy Micro Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee/Exchange Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.88%
1 Year	rr_ExpenseExampleYear01	755
3 Years	rr_ExpenseExampleYear03	1,132
5 Years	rr_ExpenseExampleYear05	1,533
10 Years	rr_ExpenseExampleYear10	2,649
1 Year	rr_ExpenseExampleNoRedemptionYear01	755
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,132
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,533
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,649
Annual Return 2010	rr_AnnualReturn2010	37.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.49%)
1 Year	rr_AverageAnnualReturnYear01	30.00%
Life of Class	rr_AverageAnnualReturnSinceInception	40.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2009
Ivy Micro Cap Growth Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.07%
Life of Class	rr_AverageAnnualReturnSinceInception	39.41%
Ivy Micro Cap Growth Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.40%
Life of Class	rr_AverageAnnualReturnSinceInception	34.86%
Ivy Micro Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Redemption Fee/Exchange Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.20%
1 Year	rr_ExpenseExampleYear01	723
3 Years	rr_ExpenseExampleYear03	1,286
5 Years	rr_ExpenseExampleYear05	1,774
10 Years	rr_ExpenseExampleYear10	3,199
1 Year	rr_ExpenseExampleNoRedemptionYear01	323
3 Years	rr_ExpenseExampleNoRedemptionYear03	986
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,674
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,199
1 Year	rr_AverageAnnualReturnYear01	31.57%
Life of Class	rr_AverageAnnualReturnSinceInception	41.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2009
Ivy Micro Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Redemption Fee/Exchange Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.66%
1 Year	rr_ExpenseExampleYear01	269
3 Years	rr_ExpenseExampleYear03	826
5 Years	rr_ExpenseExampleYear05	1,410
10 Years	rr_ExpenseExampleYear10	2,993
1 Year	rr_ExpenseExampleNoRedemptionYear01	269
3 Years	rr_ExpenseExampleNoRedemptionYear03	826
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,410
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,993
1 Year	rr_AverageAnnualReturnYear01	36.66%
Life of Class	rr_AverageAnnualReturnSinceInception	43.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2009
Ivy Micro Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee/Exchange Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,691
1 Year	rr_ExpenseExampleNoRedemptionYear01	144
3 Years	rr_ExpenseExampleNoRedemptionYear03	446
5 Years	rr_ExpenseExampleNoRedemptionYear05	771
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,691
1 Year	rr_AverageAnnualReturnYear01	38.41%
Life of Class	rr_AverageAnnualReturnSinceInception	45.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2009
Ivy Micro Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee/Exchange Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%
1 Year	rr_ExpenseExampleYear01	170
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,976
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	907
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
1 Year	rr_AverageAnnualReturnYear01	37.52%
Life of Class	rr_AverageAnnualReturnSinceInception	45.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2009
Ivy Micro Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Micro Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 173 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 117 of the Fund's statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Ivy Micro Cap Growth Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of micro cap companies.Micro cap companies typically are companies with float-adjusted market capitalizations below $1 billion. The Fund primarily invests in common stock and may include common stocks that are offered in initial public offerings, or IPOs.

In selecting equity securities for the Fund, Wall Street Associates, LLC (WSA), the Fund's investment subadvisor, utilizes a bottom-up stock selection process and seeks to invest in securities of companies that it believes exhibit extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision.

Generally, in determining whether to sell a security, WSA uses the same type of analysis that it uses in buying securities. For example, WSA may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when more attractive investment opportunities arise, when WSA believes a company's valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Fund's holding in that security or its exposure to a particular sector, or to raise cash.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Ivy Micro Cap Growth Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of micro cap companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Fund's performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

■	Management Risk. Fund performance is primarily dependent on WSA's skill in evaluating and managing the Fund's portfolio, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Small Company Risk. Equity securities of small to micro capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small to micro capitalization companies at the desired time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows the performance for Class A shares for the calendar year 2010. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and Lipper peer group (a universe of funds with similar investment objectives). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund's updated performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows the performance for Class A shares for the calendar year 2010. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and Lipper peer group (a universe of funds with similar investment objectives).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

In the period shown in the chart, the highest quarterly return was 20.33% (the fourth quarter of 2010) and the lowest quarterly return was -8.49% (the second quarter of 2010). The Class A return for the year through June 30, 2011 was 4.56%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Ivy Micro Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.06%
Life of Class	rr_AverageAnnualReturnSinceInception	49.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2009
Ivy Micro Cap Growth Fund | Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.50%
Life of Class	rr_AverageAnnualReturnSinceInception	52.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2009
Ivy Micro Cap Growth Fund | Lipper Small-Cap Growth Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.62%
Life of Class	rr_AverageAnnualReturnSinceInception	48.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2009

[1]	As a % of amount redeemed or exchanged within fewer than five days.
[2]	From August 1, 2011 through July 31, 2012, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month.
[3]	For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.